Segment Information - Reconciliation of the gross profit from continuing operation to profit (loss) before taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Gross profit	$ 15,400	$ 8,830	$ 3,618
Other income and other net gains	2,745	4,507	430
Selling and distribution expenses	(8,636)	(8,243)	(4,738)
Research and development expenses	(10,923)	(11,662)	(5,989)
Impairment loss of goodwill	0	(3,900)	0
Administrative and other operating expenses	(46,730)	(41,438)	(59,343)
Fair value loss on financial assets at fair value through profit or loss	(8,869)	(7,135)	(9,363)
Share-based payment on listing	0	0	(89,547)
Fair value loss on preference shares liabilities	0	0	(60,091)
Fair value gain on warrant liabilities	49	3,351	3,197
Gain on partial disposal of an equity-accounted investee	1,244	0	0
Share of loss of equity-accounted investees, net of tax	(1,779)	(859)	0
Other finance costs	(203)	(120)	(3,995)
Loss before taxation	$ (57,702)	$ (56,669)	$ (225,821)